REVENUE - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 1,805.3	$ 1,813.9
Provisional pricing adjustments on concentrate sales	(6.8)	(10.1)
Revenue (Note 7)	1,798.5	1,803.8	[1]
Chapada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	482.2	435.5
Provisional pricing adjustments on concentrate sales	(6.8)	(10.1)
Revenue (Note 7)	475.4	425.4
El Peñón
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	253.6	274.0
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	253.6	274.0
Canadian Malartic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	447.6	403.1
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	447.6	403.1
Jacobina Mineração e Comércio Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	179.4	170.8
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	179.4	170.8
Minera Florida Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102.6	123.1
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	102.6	123.1
Cerro Moro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	126.8	0.0
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	126.8	0.0
Other mines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	213.1	407.4
Provisional pricing adjustments on concentrate sales	0.0	0.0
Revenue (Note 7)	213.1	407.4
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,357.6	1,433.1
Gold | Chapada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	142.1	138.7
Gold | El Peñón
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	192.6	201.3
Gold | Canadian Malartic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	444.0	399.9
Gold | Jacobina Mineração e Comércio Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	179.4	170.8
Gold | Minera Florida Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	102.6	115.0
Gold | Cerro Moro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	83.8	0.0
Gold | Other mines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	213.1	407.4
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	107.6	86.1
Silver | Chapada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	2.1
Silver | El Peñón
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	61.0	72.7
Silver | Canadian Malartic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3.6	3.2
Silver | Jacobina Mineração e Comércio Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Silver | Minera Florida Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	8.1
Silver | Cerro Moro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	43.0	0.0
Silver | Other mines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	340.1	294.7
Copper | Chapada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	340.1	294.7
Copper | El Peñón
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper | Canadian Malartic
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper | Jacobina Mineração e Comércio Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper | Minera Florida Ltda.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper | Cerro Moro
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	0.0	0.0
Copper | Other mines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 0.0	$ 0.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.